Schedule of Investments
August 31, 2026 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.52%

Biological products (No Diagnostic Substances) - 2.37%
Biogen, Inc. (2)	1,070	231,816

Computer & Office Equipment - 1.66%
HP, Inc.	3,000	90,060
International Business Machines Corp.	310	72,500

		162,560

Computer Communications Equipment - 5.56%
Cisco Systems, Inc.	2,500	276,225
F5, Inc. (2)	660	268,706

		544,931

Computer Peripheral Equipment, NEC - 3.49%
Fortinet, Inc. (2)	2,000	341,860

Computer Storage Devices - 3.23%
NetApp, Inc.	1,710	316,846

Electronic Computers - 4.98%
Apple, Inc.	1,540	487,949

Optical Instruments & Lenses - 5.82%
KLA Corp.	3,250	570,213

Radio & Tv Broadcasting & Communications Equipment - 1.48%
QUALCOMM, Inc.	850	144,908

Retail-Catalog & Mail-Order Houses - 1.64%
Amazon.com, Inc. (2)	620	161,057

Semiconductors & Related Devices - 1.32%
Photronics, Inc. (2)	4,584	128,994

Services-Business Services - 4.73%
Accenture plc Class A (Ireland)	395	74,955
eBay, Inc.	1,650	170,874
International Money Express, Inc. (2)	4,300	62,221
PayPal Holdings, Inc.	2,950	155,362

		463,412

Services-Computer Integrated Systems Design - 0.38%
Open Text Corp. (Canada)	1,500	37,395

Services-Computer Processing & Data Preparation - 1.96%
Workday, Inc. (2)	970	191,527

Services-Computer Programming Services - 3.41%
Cognizant Technology Solutions Corp. Class A	1,820	117,536
VeriSign, Inc.	750	216,210

		333,746

Services - Computer Programming, Data Processing, Etc. - 18.39%
Alphabet, Inc. Class A	2,710	919,639
DXC Technology Co. (2)	3,700	41,810
Match Group, Inc.	6,800	276,420
Meta Platforms, Inc. Class A	520	297,617
Zoom Video Communications, Inc. (2)	2,750	265,870

		1,801,355

Services-Management Consulting Services - 2.23%
Booz Allen Hamilton Holding Corp. Class A	750	56,738
CGI, Inc. Class A (Canada)	1,900	142,975
The Hackett Group, Inc.	1,680	18,833

		218,545

Services - Prepackaged Software - 17.08%
Adobe, Inc. (2)	350	102,477
Check Point Software Technologies Ltd. (Israel) (2)	1,480	205,587
DocuSign, Inc. (2)	2,850	188,870
DropBox, Inc. Class A (2)	7,400	260,406
Microsoft Corp.	280	142,041
Nutanix, Inc. (2)	4,900	335,993
Progress Software Corp. (2)	3,000	138,810
Salesforce, Inc.	1,160	298,746

		1,672,929

Telephone Communications (No Radiotelephone) - 1.63%
Verizon Communications, Inc.	3,200	160,064

Wholesale-Electronic Parts & Equipment - 4.16%
Ituran Location & Control Ltd. (Israel)	7,991	407,221

Total Common Stock	(Cost $ 5,640,963)	8,377,327

Money Market Fund - 14.43%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.33% (3)	1,413,754	1,413,754

Total Money Market Fund	(Cost $ 1,413,754)	1,413,754

Total Investments - 99.95%	(Cost $ 7,054,717)	9,791,081

Other Assets Less Liabilities - 0.05%		5,279

Total Net Assets - 100.00%		9,796,359

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$9,791,081	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,791,081	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2026.
ADR - American Depositary Receipt
PLC- Public Limited Company